Document and Entity Information	Jun. 23, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 23, 2023
Document Effective Date	Jun. 23, 2023
Prospectus Date	Jan. 31, 2023
Class F Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS F
Prospectus:
Trading Symbol	SELCX
Class I Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	SPGIX
Class Y Prospectus | SIMT LARGE CAP GROWTH FUND | Class Y
Prospectus:
Trading Symbol	SLRYX